General information about the business	12 Months Ended
Mar. 31, 2022
Disclosure Of General Information About The Financial Statements [Abstract]
General information about the business	General information about the business
Product offering
The Group serves as a strategic technology and payments partner to merchants, empowering them to capture the structural growth of international travelers shopping abroad, driven by multiple macroeconomic tailwinds. The Group offers third-party serviced tax free shopping solutions (“TFSS”), added-value payment solutions (“AVPS”) including dynamic currency conversion and complementary retail tech solutions (“CRTS”). At its core, the Group is a technology platform that serves a network of merchant stores globally through both TFSS and AVPS, delivering economic benefits to a complex ecosystem of merchants, international shoppers and customs and authorities.
Tax Free Shopping Solutions
Tax Free Shopping Solutions (TFSS) is the Group´s principal service. TFSS is value added tax (VAT) refund service, allowing eligible shoppers to reclaim VAT on goods purchased outside of their home country. Merchants benefit from TFSS through increased sales and greater customer satisfaction from their foreign customers.
Global Blue actively seeks to educate merchants and travelers in VAT refund opportunities to increase the proportion of VAT refunds that are issued and successfully refunded. In addition, Global Blue has also simplified the end-to-end refund process for its customers through the development of specific technology, processes and digitalization.
Intelligence and Marketing services, which are also included in the TFSS product offering, provide merchants multiple channels and services to better target travelers.
Added-Value Payment Solutions
The Group offers AVPS through two brands: Dynamic Currency Choice (DCC) and Currency Select (CS).
The AVPS services enable customers to pay in their choice of preferred currency, home or destination, at the point of sale when shopping outside of their home country.
Global Blue’s AVPS value proposition to travelers is to provide clarity around the final amount that they will be charged as they are given the option to pay the purchase price in their preferred currency, fixed at the time of purchase. For travelers, it is a convenient and transparent service with competitive FX pricing. For businesses (e.g., merchants and hotels), AVPS generate incremental revenues.
AVPS are designed to integrate with merchants’ point-of-sale hardware and Global Blue has designed the systems workflow to allow the merchants’ business processes to remain largely unchanged.
Global Blue provides the currency conversion service for POS, eCommerce Return Solutions, DCC and DCC at ATMs, as well as Multi-Currency Processing (MCP) for online retailers.
Complementary Retail Tech Solutions
Complementary Retail Tech Solutions (CRTS) comprises of ZigZag and the newly-acquired Yocuda.
With ZigZag, the Group offers a leading technology platform that fully digitalizes the eCommerce returns experience, and enhances the process for both retailers and consumers:
•Retailers can manage their worldwide returns and exchanges in a more profitable way, with reduced logistical costs, minimal consumer queries and by allowing the exchange instead of return of goods.
•Consumers can enjoy an improved experience as the paper-based "label in a box" process is replaced with an online portal that offers a more extensive range of return or exchange options.
With Yocuda, Global Blue also offers retailers the opportunity to send digital receipts to their customers; retailers can:
•Capture customer data and increase consumer opt-in to grow CRM database.
•Drive sales and post purchase engagement.
•Reduce operational costs and support environmental transformation.
For more details, please refer to Note 36.

Significant changes in current reporting period
Information about business combinations
On September 6, 2021, the Group purchased an additional 45.9% stake in Yocuda, a leading digital receipt provider based in the United Kingdom. This resulted in an increase in its existing shareholding from 10.4% to 56.3% and obtaining control. Please refer to Note 36 for details.
Information about the business
During the the financial year, there have been no changes in the list of countries in which the Group operates but the Group has increased the number of legal units as a direct consequence of new acquisitions.
COVID-19
The transaction volumes during the financial year for the TFSS and AVPS business have been heavily impacted by COVID-19. Please refer to Note 43 for details.
Impact of Russia’s invasion of Ukraine
The Russian government’s invasion of Ukraine has led to sanctions regulations imposed by various countries, has placed restrictions on flights to Russia from certain countries, a ban on the usage of Visa / Mastercard / Amex credit cards in Russia and a prohibition on certain luxury and retail goods being sold by EU-based merchants that are exported to be used in Russia.
Global Blue’s direct exposure to both Russia and Ukraine is limited to its Russian TFSS subsidiary, together with a joint venture partner who owns 49% of the business, and Russian and Ukrainian residents shopping internationally and claiming VAT refunds outside of Russia.
The above factors have led to a material decrease in the Revenues of Global Blue’s Russian business, albeit from the Group’s consolidated perspective, this has a limited impact on Global Blue’s revenues. During the financial year ended March 31, 2020, the Russian TFSS subsidiary’s Revenue represented less than 1% of the Group. For the period ended March 31, 2022 revenue from Russian resident travelers, and Ukrainian-origin travelers was immaterial.